Income Taxes - Tax Expense by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Total current tax expense	€ 1,968	€ 1,896	€ 1,778
Total deferred tax expense/income	(497)	42	(552)
Total income tax expense	1,471	1,938	1,226
Germany
Income Taxes
Total current tax expense	608	895	625
Total deferred tax expense/income	109	(38)	(3)
Foreign
Income Taxes
Total current tax expense	1,360	1,001	1,153
Total deferred tax expense/income	€ (606)	€ 80	€ (549)